Other Income	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other Income	Other Income

	Year Ended December 31,
	2018 $	2017 $	2016 $
Foreign exchange gain	3,133	79	1,413
Other income	49	250	120
Total	3,182	329	1,533